CAPITAL STOCK - Schedule of Stock Options Oustanding (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	2,648,500	2,648,500	2,586,000	2,381,000
Exercise Price | $ / shares		$ 0.39	$ 0.37	$ 0.36
Options Outstanding 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	382,000	382,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Dec. 31, 2032
Options Outstanding 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	54,000	54,000
Exercise Price | $ / shares	$ 0.6
Expiry Date	Jun. 01, 2040
Options Outstanding 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	250,000	250,000
Exercise Price | $ / shares	$ 0.2
Expiry Date	Oct. 08, 2035
Options Outstanding 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	360,000	360,000
Exercise Price | $ / shares	$ 1.23
Expiry Date	Oct. 23, 2040
Options Outstanding 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	400,000	400,000
Exercise Price | $ / shares	$ 0.4
Expiry Date	May 05, 2036
Options Outstanding 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	690,000	690,000
Exercise Price | $ / shares	$ 0.3
Expiry Date	Jul. 01, 2037
Options Outstanding 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	450,000	450,000
Exercise Price | $ / shares	$ 0.81
Expiry Date	Dec. 14, 2042
Options Outstanding 8 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	62,500	62,500
Exercise Price | $ / shares	$ 0.92
Expiry Date	Apr. 27, 2043